UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     February 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $83,954,097 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP.
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              034663104  3256395   196880          DEFINED 0              196880
APRIA HEALTHCARE GROUP INC     COM              037933108  4897127   203116          DEFINED 0              203116
ARTESYN TECHNOLOGIES INC       COM              043127109  5383635   522683          DEFINED 0              522683
BRISTOL MYERS SQUIBB CO        COM              110122108   574500    25000          DEFINED 0               25000
CHAMPS ENTMT INC DEL           COM              158787101   323000    50000          DEFINED 0               50000
CHECKERS DRIVE-IN RESTAURANT   COM NEW          162809305  3301014   217745          DEFINED 0              217745
EMERSON RADIO CORP             COM NEW          291087203   165852    54200          DEFINED 0               54200
GOLD BANC CORP INC             COM              379907108 15885234   870901          DEFINED 0              870901
HOLLINGER INTL INC             CL A             435569108  2688000   300000          DEFINED 0              300000
I-MANY INC                     COM              44973Q103  1400000  1000000          DEFINED 0             1000000
IMS HEALTH INC                 COM              449934108   996800    40000          DEFINED 0               40000
INFOUSA INC NEW                COM              456818301 11646157  1059223          DEFINED 0             1059223
JOHNSON OUTDOORS INC           CL A             479167108  2838890   167585          DEFINED 0              167585
MBNA CORP                                                  8853000   325000          DEFINED 0              325000
OFFICEMAX INC                                   67622P101  1896928    74800          DEFINED 0               74800
ORACLE CORP                    COM              68389X105  1990680   188333          DEFINED 0              188333
PMA CAP CORP                   CL A             693419202  2152142   235722          DEFINED 0              235722
SPRINT CORP                    COM FON GROUP    852061100  3504000   150000          DEFINED 0              150000
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203   638645   150980          DEFINED 0              150980
WALTER INDS INC                COM              93317Q105 10883708   218900          DEFINED 0              218900
WHX CORP                                        929248128    43376    28917          DEFINED 0               28917
WHX CORP                                        929248508   635014    62563          DEFINED 0               62563